Other disclosures - Fee to statutory auditors - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Statutory audit	kr 30	kr 38	kr 26
Audit-related services	3	2	3
Tax advisory services	8	3	4
Other services	18	12	4
Total fees to statutory auditors	59	55	37
Auditor's remuneration, statutory fees			9
Fees for other services than statutory audit	29	17	11
Other services	kr 18	kr 12	kr 6